Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:
Software	10 years

Schedule of Disaggregated Revenue from Contracts with Customers by Revenue Stream	the disaggregated revenue from contracts with customers by revenue stream.
	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
System development	3,184,948	3,602,067	—	5,969,112	762,261
NFT	—	—	—	1,585,000	202,406
Web and mobile application development	235,000	391,000	—	—	—
AI-OCR development	495,458	68,141	—	80,970	10,340
Technological support and maintenance service and other services	140,000	360,000	—	1,054,667	134,682
	4,055,406	4,421,208	—	8,689,749	1,109,689

Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue	The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:
	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
Revenue recognized at point in time	3,915,406	4,106,208	—	7,635,082	975,007
Revenue recognized over-time	140,000	315,000	—	1,054,667	134,682
	4,055,406	4,421,208	—	8,689,749	1,109,689

Schedule of Advance from Customers by Revenue Stream	The following table summarizes advance from customers by revenue stream:
	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
System development	325,000	842,433	107,579
	325,000	842,433	107,579

Schedule of Deferred Revenue	The details of deferred revenue are as follows:
	(Predecessor)	(Successor)
	As of September 30,
	2022	2023
	HK$	HK$	US$
System development	2,534,827	2,568,876	328,048
NFT	—	2,000,000	255,402
Technological support and maintenance service and other services	2,792,500	—	—
Web and mobile application development	882,500	600,000	76,620
	6,209,827	5,168,876	660,070